Regulatory Capital Requirements and Other Restrictions	12 Months Ended
Dec. 31, 2020
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory and Agency Capital Requirements

Note 28: Regulatory Capital Requirements and Other Restrictions
Regulatory Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal banking regulators. The FRB establishes capital requirements for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
Table 28.1 presents regulatory capital information for Wells Fargo & Company and the Bank in accordance with Basel III capital requirements. Our capital adequacy is assessed based on the lower of our risk-based capital ratios calculated under the Standardized Approach and under the Advanced Approach. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III capital requirements for calculating Common Equity Tier 1 (CET1) and tier 1 capital, along with RWAs, are fully phased-in. However, the requirements for determining tier 2 and total capital are still in accordance with Transition Requirements and are scheduled to be fully phased-in by the end of 2021. Accordingly, the information presented below reflects fully phased-in CET1 capital, tier 1 capital, and RWAs, but reflects total capital still in accordance with Transition Requirements.
At December 31, 2020, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.

Table 28.1: Regulatory Capital Information (1)

	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2020				December 31, 2019			December 31, 2020			December 31, 2019
(in millions, except ratios)	Advanced Approach		Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach
Regulatory capital:
Common Equity Tier 1	$138,297		138,297		138,760	138,760		150,168	150,168		145,149	145,149
Tier 1	158,196		158,196		158,949	158,949		150,168	150,168		145,149	145,149
Total	186,934		196,660		188,333	196,223		164,412	173,719		158,615	166,056
Assets:
Risk-weighted assets (2)	1,158,355		1,193,744		1,165,079	1,245,853		1,012,751	1,085,599		1,047,054	1,152,791
Adjusted average assets	1,900,258		1,900,258		1,913,297	1,913,297		1,735,406	1,735,406		1,695,807	1,695,807
Regulatory capital ratios:
Common Equity Tier 1 capital (2)	11.94%		11.59	*	11.91	11.14	*	14.83	13.83	*	13.86	12.59	*
Tier 1 capital (2)	13.66		13.25	*	13.64	12.76	*	14.83	13.83	*	13.86	12.59	*
Total capital (2)	16.14	*	16.47		16.16	15.75	*	16.23	16.00	*	15.15	14.40	*
	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2020				December 31, 2019			December 31, 2020			December 31, 2019
Regulatory leverage:
Total leverage exposure (3)	$1,963,971				2,247,729			2,041,952			2,006,180
Supplementary leverage ratio (SLR) (3)	8.05%				7.07			7.35			7.24
Tier 1 leverage ratio (4)	8.32				8.31			8.65			8.56
*Denotes the binding ratio based on the lower calculation under the Advanced and Standardized Approaches.
(1)At December 31, 2020, the impact of the CECL transition provision issued by federal banking regulators on the regulatory capital of the Company was an increase in capital of $1.7 billion, reflecting a $991 million (post-tax) increase in capital recognized upon our initial adoption of CECL, offset by 25% of the $10.8 billion increase in our ACL under CECL from January 1, 2020, through December 31, 2020. The impact of the CECL transition provision on the regulatory capital of the Bank at December 31, 2020, was an increase in capital of $1.7 billion.
(2)RWAs and capital ratios for December 31, 2019, have been revised as a result of a decrease in RWAs under the Advanced Approach due to the correction of duplicated operational loss amounts.
RWAs for the Company and the Bank included an increase of $1.4 billion under the Standardized Approach and a decrease of $1.4 billion under the Advanced Approach related to the impact of the CECL transition provision on the excess allowance for credit losses as of December 31, 2020.
(3)The SLR consists of tier 1 capital divided by total leverage exposure. Total leverage exposure consists of total average assets, less goodwill and other permitted tier 1 capital deductions (net of deferred tax liabilities), plus certain off-balance sheet exposures.
(4)The tier 1 leverage ratio consists of tier 1 capital divided by total average assets, excluding goodwill and certain other items as determined under the rule.

At December 31, 2020, under transition requirements, the CET1, tier 1 and total capital ratio requirements for the Company included a global systemically important bank (G-SIB) surcharge of 2.00%. The G-SIB surcharge is not applicable to the Bank. In addition, the CET1, tier 1 and total capital ratio requirements for the Company and the Bank included a stress capital buffer of 2.50% under the Standardized Approach and a capital conservation buffer of 2.50% under the Advanced Approach. The Company is required to maintain these risk-based capital ratios and to maintain an SLR of at least 5.00% (comprised of a 3.00% minimum requirement plus a supplementary leverage buffer of 2.00%) to avoid restrictions on capital distributions and discretionary bonus payments. The Bank is required to maintain an SLR of at least 6.00% to be considered well-capitalized under applicable regulatory capital adequacy rules. Table 28.2 presents the risk-based capital and leverage requirements under Transition Requirements to which the Company and the Bank were subject as of December 31, 2020 and 2019, which were the same under both the Standardized and Advanced Approaches.
Table 28.2: Risk-Based Capital and Leverage Ratios – Transition Requirements

	Wells Fargo & Company	Wells Fargo Bank, N.A.
	Dec 31, 2020	Dec 31, 2020
	and Dec 31, 2019	and Dec 31, 2019
Common Equity Tier 1 capital	9.00%	7.00
Tier 1 capital	10.50	8.50
Total capital	12.50	10.50
Tier 1 leverage	4.00	4.00
Supplementary leverage	5.00	6.00

Capital Planning Requirements
The FRB’s capital plan rule establishes capital planning and other requirements that govern capital distributions, including dividends and share repurchases, by certain large bank holding companies (BHCs), including Wells Fargo. The FRB conducts an annual Comprehensive Capital Analysis and Review exercise and has also published guidance regarding its supervisory expectations for capital planning, including capital policies regarding the process relating to common stock dividend and repurchase decisions in the FRB’s SR Letter 15-18. The Parent’s ability to make certain capital distributions is subject to the requirements of the capital plan rule and is also subject to the Parent meeting or exceeding certain regulatory capital minimums.
On December 18, 2020, the FRB announced that it was extending, with certain adjustments, measures it announced on June 25, 2020, limiting large BHCs, including Wells Fargo, from making any capital distribution (excluding any capital distribution arising from the issuance of a capital instrument eligible for inclusion in the numerator of a regulatory capital ratio), unless otherwise approved by the FRB. For first quarter 2021, the FRB has generally authorized BHCs to (i) provided that the BHC does not increase the amount of its common stock dividends to be larger than the level paid in second quarter 2020, pay common stock dividends and make share repurchases that, in the aggregate, do not exceed an amount equal to the average of the BHC’s net income for the four preceding calendar quarters; (ii) make share repurchases that equal the amount of share issuances related to expensed employee compensation; and (iii) redeem and make scheduled payments on additional tier 1 and tier 2 capital instruments. The FRB is expected to announce by March 31, 2021, whether these capital distribution limitations will be extended for another quarter.

Loan and Dividend Restrictions
Federal law restricts the amount and the terms of both credit and non-credit transactions between a bank and its nonbank affiliates. These covered transactions may not exceed 10% of the bank’s capital and surplus (which for this purpose represents tier 1 and tier 2 capital, as calculated under the risk-based capital rules, plus the balance of the ACL excluded from tier 2 capital) with any single nonbank affiliate and 20% of the bank’s capital and surplus with all its nonbank affiliates. Covered transactions that are extensions of credit may require collateral to be pledged to provide added security to the bank.
Federal laws and regulations limit the dividends that a national bank may pay. Dividends that may be paid by a national bank without the express approval of the Office of the Comptroller of the Currency (OCC) are limited to that bank’s retained net profits for the preceding two calendar years plus retained net profits up to the date of any dividend declaration in the current calendar year. Retained net profits, as defined by the OCC, consist of net income less dividends declared during the period. Our national bank subsidiaries could have declared additional dividends of $3.6 billion at December 31, 2020, without obtaining prior regulatory approval. We have elected to retain higher capital at our national bank subsidiaries to meet internal capital policy minimums and regulatory requirements.
Our nonbank subsidiaries are also limited by certain federal and state statutory provisions and regulations covering the amount of dividends that may be paid in any given year. In addition, under a Support Agreement dated June 28, 2017, as amended and restated on June 26, 2019, among Wells Fargo & Company, the parent holding company (the “Parent”), WFC Holdings, LLC, an intermediate holding company and subsidiary of the Parent (the “IHC”), Wells Fargo Bank, N.A., Wells Fargo Securities, LLC, Wells Fargo Clearing Services, LLC, and certain other direct and indirect subsidiaries of the Parent designated as material entities for resolution planning purposes or identified as related support entities in our resolution plan, the IHC may be restricted from making dividend payments to the Parent if certain liquidity and/or capital metrics fall below defined triggers or if the Parent’s board of directors authorizes it to file a case under the U.S. Bankruptcy Code. Based on retained earnings at December 31, 2020, our nonbank subsidiaries could have declared additional dividends of $28.3 billion at December 31, 2020, without obtaining prior regulatory approval.

Cash Restrictions
Cash and cash equivalents may be restricted as to usage or withdrawal. Table 28.3 provides a summary of restrictions on cash and cash equivalents.
Table 28.3: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2020	Dec 31, 2019
Required reserve balance for the FRB (1)	$—	11,374
Reserve balance for non-U.S. central banks	243	460
Segregated for benefit of brokerage customers under federal and other brokerage regulations	957	733
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs	14	300
(1)Effective March 26, 2020, the FRB no longer required each of our subsidiary banks to maintain reserve balances on deposit with the Federal Reserve Banks. The amount for December 31, 2019, represents an average for the year ended December 31, 2019.